Acquisitions - Summary of Purchase Consideration (Details) - USD ($) $ in Thousands					12 Months Ended
	Dec. 22, 2021	Sep. 01, 2021	Jun. 18, 2021	Jun. 08, 2021	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Cash consideration					$ 309,707	$ 2,566
Share consideration					$ 188,678	$ 0
IMC
Business Acquisition [Line Items]
Cash consideration				$ 172,302
Share consideration				155,347
Contingent consideration				40,785
Other consideration				$ 1,271
DNF
Business Acquisition [Line Items]
Cash consideration		$ 88,118
Share consideration		$ 26,072
SMA Entities
Business Acquisition [Line Items]
Cash consideration			$ 52,000
Share consideration			$ 5,027
Advantis
Business Acquisition [Line Items]
Cash consideration	$ 9,865
Share consideration	1,107
Business Intelligence & Analytics LLC
Business Acquisition [Line Items]
Cash consideration	4,000
Share consideration	$ 1,124